8. Convertible Notes (Sept. 2018 Note)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
8. Convertible Notes

9.	CONVERTIBLE NOTES

From July 2018 to September 30, 2018, we issued convertible promissory notes in the aggregate principal amount of $2,069,800 to several accredited investors through a private placement. The convertible notes bear interest at a rate of 10% per annum, mature on April 30, 2019 and are secured by certain archival images owned by the Company. The notes and accrued interest are convertible at the option of the noteholder into our common stock at $0.10 per share but will mandatorily convert to common stock at the same price upon an up list to a national exchange and will have piggyback registration rights to register the shares of common stock underlying the conversion of the notes.

The Company evaluated the convertible debentures under ASC 470-20 and recognized a debt discount of $1,809,800 related to the beneficial conversion feature (“BCF”) with a corresponding credit to additional paid-in capital. The debt discount is being accreted to interest expense over the term of the notes.

As part of the private placement, the Company paid a consultant financing fees equivalent to 12% of the gross proceeds received from the issuance of convertible notes or $248,376 which was recorded as a debt discount and accreted to interest expense over the term of the notes. The Company is also required to issue an equity fee in the form of warrants with an exercise price of $0.10 per share equivalent to 10% of amounts raised. Likewise, upon receipt of $1.5 million proceeds from the financing, the Company is also required to issue 1 million warrants with an exercise price of $0.10 per share as a milestone bonus. As of September 30, 2018, the warrants related to the equity fee and milestone bonus have not been issued.

During the nine months ended September 30, 2018, the Company recorded interest expense of $452,261 of which $419,359 was related to the accretion of the debt discount and financing cost. As of September 30, 2018, the convertible notes are shown net of unamortized debt discount and financing cost of $1,638,817.